Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communication Services - 1.6%
Cogent Communications Holdings, Inc.	174,866	$6,706,111
Take-Two Interactive Software, Inc. (a)	25,382	6,557,694
		13,263,805

Consumer Discretionary - 5.9%
Bright Horizons Family Solutions, Inc. (a)	226,817	24,625,522
First Watch Restaurant Group, Inc. (a)	139,406	2,180,310
KinderCare Learning Cos., Inc. (a)	418,869	2,781,290
Mister Car Wash, Inc. (a)	2,998,323	15,981,062
TopBuild Corp. (a)	6,504	2,542,153
		48,110,337

Consumer Staples - 2.3%
Casey's General Stores, Inc.	33,121	18,723,964

Energy - 4.8%
Cactus, Inc. - Class A	133,527	5,270,311
Oceaneering International, Inc. (a)	1,054,389	26,127,759
Schlumberger NV	214,411	7,369,306
		38,767,376

Financials - 4.6%
DigitalBridge Group, Inc. - Class A	603,041	7,055,580
Houlihan Lokey, Inc. - Class A	30,937	6,351,985
Prosperity Bancshares, Inc.	359,121	23,827,678
		37,235,243

Health Care - 18.0%
Biohaven Ltd. (a)	89,137	1,337,946
Bio-Techne Corp.	318,971	17,744,357
Bruker Corp.	497,470	16,162,800
Cytokinetics, Inc. (a)	146,843	8,070,491
Encompass Health Corp.	159,643	20,277,854
Establishment Labs Holdings, Inc. (a)	471,226	19,315,554
HealthEquity, Inc. (a)	261,850	24,815,524
Kestra Medical Technologies Ltd. (a)	208,849	4,962,252
LifeStance Health Group, Inc. (a)	566,184	3,114,012
Neurocrine Biosciences, Inc. (a)	59,041	8,288,176
OrthoPediatrics Corp. (a)	370,109	6,858,120
Phreesia, Inc. (a)	111,015	2,611,073
SI-BONE, Inc. (a)	519,704	7,650,043
Vaxcyte, Inc. (a)	134,530	4,845,771
		146,053,973

Industrials - 30.3%
AAON, Inc.	142,047	13,272,872
Applied Industrial Technologies, Inc.	47,941	12,514,998
BWX Technologies, Inc.	25,501	4,701,619
Casella Waste Systems, Inc. - Class A (a)	119,949	11,380,761
Curtiss-Wright Corp.	32,565	17,680,841
Enerpac Tool Group Corp.	58,638	2,404,158
EnPro, Inc.	60,845	13,750,970
Fluor Corp. (a)	234,373	9,860,072
Generac Holdings, Inc. (a)	31,714	5,308,923
IDEX Corp.	26,575	4,325,347
Kadant, Inc.	28,639	8,522,394
MSA Safety, Inc.	47,246	8,129,619
Mueller Water Products, Inc. - Class A	254,492	6,494,636
OPENLANE, Inc. (a)	529,963	15,252,335
Parsons Corp. (a)	63,017	5,225,370
Rentokil Initial PLC - ADR	102,431	2,586,383
Simpson Manufacturing Co., Inc.	36,621	6,132,553
SiteOne Landscape Supply, Inc. (a)	79,469	10,235,607
SPX Technologies, Inc. (a)	43,611	8,145,662
StandardAero, Inc. (a)	660,103	18,014,211
Valmont Industries, Inc.	46,164	17,899,168
Waste Connections, Inc.	143,985	25,312,563
Woodward, Inc.	26,472	6,689,739
Zurn Elkay Water Solutions Corp.	257,328	12,102,136
		245,942,937

Information Technology - 25.1%
AppFolio, Inc. - Class A (a)	3,336	919,602
CCC Intelligent Solutions Holdings, Inc. (a)	3,706,091	33,762,489
Clearwater Analytics Holdings, Inc. - Class A (a)	456,711	8,229,932
Confluent, Inc. - Class A (a)	363,067	7,188,727
Dynatrace, Inc. (a)	472,026	22,869,660
Entegris, Inc.	178,899	16,541,002
Guidewire Software, Inc. (a)	40,639	9,341,281
Lattice Semiconductor Corp. (a)	233,254	17,102,183
Littelfuse, Inc.	15,215	3,940,837
Mirion Technologies, Inc. - Class A (a)	463,955	10,791,593
Netskope, Inc. - Class A (a)	14,146	321,539
Novanta, Inc. (a)	89,375	8,950,906
Onestream, Inc. - Class A (a)	579,414	10,678,600
Power Integrations, Inc.	137,930	5,546,165
SailPoint, Inc. (a)	62,490	1,379,779
SiTime Corp. (a)	54,920	16,547,945
Universal Display Corp.	113,031	16,234,642
Vertex, Inc. - Class A (a)	520,556	12,904,583
		203,251,465

Materials - 3.2%
Eagle Materials, Inc.	44,872	10,456,971
HB Fuller Co.	121,717	7,215,384
James Hardie Industries PLC (a)	447,841	8,603,025
		26,275,380

Real Estate - 0.9%
FirstService Corp.	39,867	7,594,265
TOTAL COMMON STOCKS (Cost $624,848,090)		785,218,745

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%	Shares	Value
Real Estate - 1.3%
EastGroup Properties, Inc.	59,827	10,126,318
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,739,479)		10,126,318

PRIVATE PLACEMENTS - 0.1%	Shares	Value
StepStone VC Global Partners IV-B, L.P (a)(b)(d)	19,200	945,603
StepStone VC Global Partners V-B, L.P. (a)(c)(d)	91,769	92,760
TOTAL PRIVATE PLACEMENTS (Cost $0)		1,038,363

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Sanofi SA (Acquired in July 2025) (a)(d)	14,431	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Money Market Funds – 1.5% First American Government Obligations Fund - Class Z, 4.01%(e)	11,869,121	11,869,121
TOTAL SHORT-TERM INVESTMENTS (Cost $11,869,121)		11,869,121

TOTAL INVESTMENTS - 99.6% (Cost $642,456,690)		808,252,547
Other Assets in Excess of Liabilities - 0.4%		3,473,899
TOTAL NET ASSETS - 100.0%		$811,726,446
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c) (d) (e)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.
The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Small-Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$785,218,745	$–	$–	$785,218,745
Real Estate Investment Trusts - Common	10,126,318	–	–	10,126,318
Private Placements	–	–	1,038,363	1,038,363
Contingent Value Rights	–	–	0	0
Money Market Funds	11,869,121	–	–	11,869,121
Total Investments	$807,214,184	$–	$1,038,363	$808,252,547

Refer to the Schedule of Investments for further disaggregation of investment categories.